Long-term interest bearing debt and interest expenses (Details) In Millions, except Per Share data, unless otherwise specified					12 Months Ended		12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended						12 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Credit facility, $1,500 facility (First) [Member] USD ($)	Dec. 31, 2010 Credit facility, $1,500 facility (First) [Member] USD ($)	Dec. 31, 2011 Credit facility, $1,500 facility (Second) [Member] USD ($)	Dec. 31, 2010 Credit facility, $1,500 facility (Second) [Member] USD ($)	Dec. 31, 2011 Credit facility, $800 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $800 facility [Member] USD ($)	Aug. 31, 2005 Credit facility, $800 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $800 facility [Member] Minimum [Member]	Dec. 31, 2011 Credit facility, $800 facility [Member] Maximum [Member]	Dec. 31, 2011 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $585 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $585 facility [Member] Minimum [Member]	Dec. 31, 2011 Credit facility, $585 facility [Member] Maximum [Member]	Dec. 31, 2011 Credit facility, $100 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $100 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $700 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $700 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $1,200 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $1,200 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $550 multicurrency facility (Archer) [Member] USD ($)	Dec. 31, 2010 Credit facility, $550 multicurrency facility (Archer) [Member] USD ($)	Dec. 31, 2011 Credit facility, NOK other loans and leasings (Archer) [Member] USD ($)	Dec. 31, 2010 Credit facility, NOK other loans and leasings (Archer) [Member] USD ($)	Dec. 31, 2011 Credit facility, $1,121 Lloyd's facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $1,121 Lloyd's facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($)	Dec. 31, 2010 Credit facility, $2,000 facility (North Atlantic) [Member] USD ($)	Dec. 31, 2011 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $170 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $170 facility [Member] Minimum [Member]	Dec. 31, 2011 Credit facility, $170 facility [Member] Maximum [Member]	Dec. 31, 2011 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $550 facility [Member] USD ($)	Dec. 31, 2011 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2010 Credit facility, $400 facility [Member] USD ($)	Dec. 31, 2011 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2010 Total Bank Loans and other [Member] USD ($)	Dec. 31, 2011 Ship Finance International Loans, $170 facility [Member] USD ($)	Dec. 31, 2010 Ship Finance International Loans, $170 facility [Member] USD ($)	Dec. 31, 2011 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2010 Ship Finance International Loans, $700 facility [Member] USD ($)	Dec. 31, 2011 Ship Finance International Loans, $1,400 facility [Member] USD ($)	Dec. 31, 2010 Ship Finance International Loans, $1,400 facility [Member] USD ($)	Dec. 31, 2011 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2010 Total Ship Finance Facilities [Member] USD ($)	Dec. 31, 2011 Bonds [Member] USD ($)	Dec. 31, 2010 Bonds [Member] USD ($)	Dec. 31, 2011 Convertible bonds [Member] USD ($)	Dec. 31, 2010 Convertible bonds [Member] USD ($)	Dec. 31, 2011 Total Bonds [Member] USD ($)	Dec. 31, 2010 Total Bonds [Member] USD ($)	Dec. 31, 2011 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2011 Other credit facilities with corresponding restricted cash deposit [Member] NOK	Dec. 31, 2010 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2011 Floating interest rate bonds [Member] USD ($)	Dec. 31, 2011 Floating interest rate bonds [Member] NOK	Dec. 31, 2011 Fixed interest rate bonds [Member] USD ($)	Dec. 31, 2011 Convertible bonds due 2017 [Member] USD ($)	May 31, 2011 Convertible bonds due 2012 [Member] USD ($)	Dec. 16, 2010 Convertible bonds due 2012 [Member] USD ($)	Dec. 31, 2011 Convertible bonds due 2012 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK850 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK850 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK904 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK904 [Member] NOK	Dec. 31, 2011 CIRR term loan, NOK1,011 [Member] USD ($)	Dec. 31, 2011 CIRR term loan, NOK1,011 [Member] NOK	Dec. 31, 2011 Bank Loans [Member] USD ($)
Debt Instrument [Line Items]
Total interest bearing debt	$ 9,993	$ 9,157	$ 0	$ 1,060	$ 1,059	$ 1,027	$ 272	$ 636				$ 337	$ 387			$ 74	$ 80	$ 630	$ 700	$ 1,000	$ 1,133	$ 0	$ 189	$ 0	$ 5	$ 985	$ 0	$ 1,917	$ 0	$ 92	$ 0			$ 550	$ 0	$ 400	$ 0	$ 7,316	$ 5,217	$ 0	$ 101	$ 470	$ 546	$ 939	$ 1,099	$ 1,409	$ 1,746	$ 425	$ 552	$ 545	$ 1,287	$ 970	$ 1,839	$ 298	1,790	$ 355								$ 83	500	$ 89	532	$ 126	758
Less: current portion	(1,419)	(981)
Long-term portion of interest bearing debt	8,574	8,176
Debt, face amount					1,500		800		300			585				100		700		1,200						1,121		2,000		170				550		400						700		1,400													87	500	350	650			1,000		850		904		1,011
Assets pledged					1,783		656					375				81		1,154		1,524						1,170		2,485		181				764		757						614		1,021
Number of debt tranches							2
Interest rate added to LIBOR (in hundredths)					3.25%					1.70%	3.25%			0.70%	1.00%			2.50%		2.25%								2.00%				0.90%	1.20%			2.50%						1.25%		1.40%													1.60%	1.60%
Maturity period of debt					5 years							6 years				6 years		5 years		5 years						7 years		6 years		6 years				5 years		5 years						5 years		5 years													7 years	7 years	5 years					8 years	8 years	8 years	8 years	12 years	12 years
Maturity date of debt							2013																																																				October 2015
Payment due at maturity of debt					662		183					300				60		350		567						498		1,000		79				275		200
Number of tender rigs in an acquisition												8
Number of asset pledged as security												7
Number of lender																2
Fixed interest rate (in hundredths)																3.03%																																											6.50%	3.375%			3.625%	4.56%	4.56%	4.15%	4.15%	4.15%	4.15%
Number of jack-up drilling rigs in an acquisition																		7
Number of ultra-deepwater semi-submersible drilling rig																				1
Number of ultra-deepwater drillship (West Gemini)																				1
Number of tender rig (West Vencedor)																				1
Number of ultra-deepwater semi-submersible rigs in an acquisition																										2
Number of drilling rigs in an acquisition																												6
Number of semi-submersible rigs in a sale and leaseback agreement																																												2
Number of banking days																																																												10			10
Conversion price (in dollars per share)																																																												$ 38.92			$ 34.47
Percentage of common shares premium (in hundredths)																																																												30.00%			45.00%
Reduced conversion price (in dollars per share)																																																												$ 34.17			$ 28.49
Convertible bonds allocated to bond equity																																																												121
Convertible bonds allocated to bond liability																																																												529
Equity ratio (in hundredths)																																																30.00%												30.00%										30.00%
Debt converted																																																													721	250
Debt redeemed at par																																																															28
Number of commercial interest reference rate (CIRR) credit facilities																																																						3	3
Debt covenant, cash and cash equivalents																																																																						155
Debt covenant, EBITDA to interest expense ratio																																																																						2.5:1
Debt covenant, current assets to current liabilities ratio																																																																						1:1
Debt covenant, percentage of shares in listed companies owned																																																																						20.00%
Debt covenant, net debt to EBITDA																																																																						4.5:1
Debt covenant, adjusted equity to total liabilities ratio																																																40.00%
Long-term Debt, Fiscal Year Maturity [Abstract]
2012	1,419
2013	2,332
2014	1,389
2015	1,787
2016 and thereafter	3,171
Effect of amortization of convertible bond	(105)
Total debt	$ 9,993	$ 9,157	$ 0	$ 1,060	$ 1,059	$ 1,027	$ 272	$ 636				$ 337	$ 387			$ 74	$ 80	$ 630	$ 700	$ 1,000	$ 1,133	$ 0	$ 189	$ 0	$ 5	$ 985	$ 0	$ 1,917	$ 0	$ 92	$ 0			$ 550	$ 0	$ 400	$ 0	$ 7,316	$ 5,217	$ 0	$ 101	$ 470	$ 546	$ 939	$ 1,099	$ 1,409	$ 1,746	$ 425	$ 552	$ 545	$ 1,287	$ 970	$ 1,839	$ 298	1,790	$ 355								$ 83	500	$ 89	532	$ 126	758